FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
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SEC USE ONLY
[redacted]

05075463

PROCESSING
RECEIVED
DEC 22 2005
SECTION 192
WASH., D.C.

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Membership units of MCM Technology, LLC 1269923

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
MCM Technology, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
3510 Vann Road, Suite 105, Birmingham, Alabama 35235	**(205) 655-8949**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

PROCESSED
JAN 10 2006
THOMSON FINANCIAL

Brief Description of Business
Asset management software development

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify) LLC
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 9 Year 0 2 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
MCM Technology, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
3510 Vann Road, Suite 105, Birmingham, Alabama 35235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
McMaster, Patrick A.

Business or Residence Address (Number and Street, City, State, Zip Code)
3510 Vann Road, Suite 105, Birmingham, Alabama 35235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Shaw, Sterling

Business or Residence Address (Number and Street, City, State, Zip Code)
616 Mermont Drive, Trussville, Alabama 35173

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Clark Capital, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
2825 Canterbury Road, Birmingham, Alabama 35223

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Walker, Clete

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o CFB Investment Co., L.L.C., 3648 Vann Road, Suite 112, Birmingham, Alabama 35235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $N/A

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity ☐ Common ☐ Preferred	$ 0	$ 0
Convertible Securities	$ 0	$ 0
Partnership interests	$ 950,000	$ 950,000
Other (Specify: ____________)	$ 0	$ 0
Total	$ 0	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Aggregate Number Investors	Dollar Amount of Purchases
Accredited investors	8	$ 950,000
Non-accredited investors	0	$ 0
Total (for filings under Rule 504 only)	--	$ --

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	--	$ --
Regulation A	--	$ --
Rule 504	--	$ --
Total	--	$ --

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fee	☐	$ 0
Printing and Engraving Costs	☐	$ 0
Legal Fees	☒	$ 75,000
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☐	$ 0
Other Expenses (identify)	☐	$ 0
Total	☐	$ 75,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 875,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☒ $ 75,000	☒ $ 25,000
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☒ $ 175,000
Working capital	☐ $ 0	☒ $ 600,000
Other (specify):	☐ $ 0	☐ $ 0
Column Totals	☐ $ 0	☐ $ 0
Total Payments Listed (column totals added)	☒ $ 875,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes and undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
MCM Technology, LLC	[signature]	**December 21, 2005**
Name of Signer **Thomas A. Bartels**	Title of Signer (Print or Type) **President of MCM Technology, LLC**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262presently subject to any of the disqualification provisions of such role? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such time as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
MCM Technology, LLC	[signature]	**December 21, 2005**
Name (Print or Type) **Thomas A. Bartels**	Title (Print or Type) **President of MCM Technology, LLC**	

Instructions:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X	Membership Units - $850,000	7	$850,000	N/A	N/A		X
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA		X	Membership Units - $100,000	1	$100,000	N/A	N/A		X
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

1	2. Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Form U-2

Form U-2 Uniform Consent to Service of Process

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned MCM Technology, LLC, a limited liability company organized under the laws of Delaware, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be serviced any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Thomas A. Bartels, President of MCM Technology, LLC
Name
3510 Vann Road, Suite 105, Birmingham, Alabama 35235
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designed Officer of each State as its attorney in that State for receipt of service of process:

☒ ALABAMA	Secretary of State	☐ FLORIDA	Department of Banking and Finance
☐ ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	☒ GEORGIA	Commissioner of Securities
☐ ARIZONA	The Corporation Commission	☐ GUAM	Administrator, Department of Finance
☐ ARKANSAS	The Securities Commissioner	☐ HAWAII	Commissioner of Securities
☐ CALIFORNIA	Commissioner of Corporations	☐ IDAHO	Director, Department of Finance
☐ COLORADO	Securities Commissioner	☐ ILLINOIS	Secretary of State

☐ CONNECTICUT	Banking Commissioner	☐ INDIANA	Secretary of State
☐ DELAWARE	Securities Commissioner	☐ IOWA	Commissioner of Insurance
☐ DISTRICT OF COLUMBIA	Public Service Commission	☐ KANSAS	Secretary of State
☐ KENTUCKY	Director, Division of Securities	☐ OHIO	Secretary of State
☐ LOUISIANA	Commissioner of Securities	☐ OKLAHOMA	Securities Administrator
☐ MAINE	Administrator, Securities Division	☐ OREGON	Director, Department of Insurance and Finance
☐ MARYLAND	Commissioner of the Division of Securities	☐ PENNSYLVANIA	Pennsylvania does not require filing of Consent to Service of Process
☐ MASSACHUSETTS	Secretary of State	☐ PUERTO RICO	Commissioner of Financial Institutions
☐ MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce	☐ RHODE ISLAND	Director of Business Regulation
☐ MINNESOTA	Commissioner of Commerce	☐ SOUTH CAROLINA	Securities Commissioner
☐ MISSISSIPPI	Secretary of State	☐ SOUTH DAKOTA	Director of the Division of Securities
☐ MISSOURI	Securities Commissioner	☐ TENNESSEE	Commissioner of Commerce and Insurance
☐ MONTANA	State Auditor and Commissioner of Insurance	☐ TEXAS	Securities Commissioner
☐ NEBRASKA	Director of Banking and Finance	☐ UTAH	Director, Division of Securities
☐ NEVADA	Secretary of State	☐ VERMONT	Secretary of State
☐ NEW HAMPSHIRE	Secretary of State	☐ VIRGINIA	Clerk, State Corporation Commission
☐ NEW JERSEY	Chief, Securities Bureau	☐ WASHINGTON	Director of the Department of Licensing
☐ NEW MEXICO	Director, Securities Division	☐ WEST VIRGINIA	Commissioner of Securities
☐ NEW YORK	Secretary of State	☐ WISCONSIN	Commissioner of

			Securities
☐ NORTH CAROLINA	Secretary of State	☐ WYOMING	Secretary of State
☐ NORTH DAKOTA	Securities Commissioner		

Dated this 21st day of December, 2005.

(SEAL)

By Thomas A. Bartels

President of MCM Technology, LLC

Title

PARTNERSHIP ACKNOWLEDGEMENT

STATE OF Alabama)
:
Jefferson COUNTY)

I, the undersigned, a notary public in and for said county in said state, hereby certify that Thomas A. Bartels, whose name as President of MCM Technology, LLC, a Delaware limited liability company, whose name is signed to the foregoing instrument, and who is known to me, acknowledged before me on this day that, being informed of the contents of said instrument, he executed the same voluntarily on the day the same bears date.

Given under my hand and official seal this 21st day of December, 2005.

Notary Public

[NOTARIAL SEAL]

My commission expires: __________

NOTARY PUBLIC STATE OF ALABAMA AT LARGE
MY COMMISSION EXPIRES: Oct 31, 2009
BONDED THRU NOTARY PUBLIC UNDERWRITERS

INSTRUCTIONS TO FORM U-2
UNIFORM CONSENT TO SERVICE OF PROCESS

1. The name of the issuer is to be inserted in the blank space on line 1 of Uniform Form U-2 ("Form").

2. The type of person executing the Form is to be described by striking out the inapplicable nomenclature in lines 2-4 and, if appropriate, by inserting a description of the person in the blank space provided on line 2 of the Form.

3. The name of the jurisdiction under which the issuer was formed or is to be formed is to be inserted in the blank spaces on line 3 of the Form.

4. The person to whom a copy of any notice, process of pleading which is served pursuant to the Consent to Service of Process is to be inserted in the appropriate blank spaces at the end of page 1 of the Form.

5. An "X" is to be placed in the space before the names of all States which the person executing this Form lawfully is appointing the officer of each State so designed on the Form as its attorney in that State for receipt of service of process.

6. A mutually signed Form must be filed with each State requiring a Consent to Service of Process on Form U-2 at the office so designated by the laws or regulations of that State and must be accompanied by the exact filing fee, if any.

7. The Form must be signed by the issuer. If the issuer is a corporation, it should be signed in the name of the corporation by an executive officer duly authorized; if a partnership, it should be signed in the name of the partnership by a general partner; and if an unincorporated association or other organization which is not a partnership, the Form should be signed in the name of such organization by a person responsible for the direction of management of its affairs.

8. If the form is mailed, it is advisable to send it by registered or certified mail, postage prepared, return receipt requested.